Long-term debt and interest and other costs - Principal Repayments and Other Borrowing Arrangements (Detail) € in Millions	Dec. 31, 2022 EUR (€)
Debt Disclosure [Abstract]
2023	€ 753.8
2024	2.0
2025	2.0
2026	1,002.0
2027	752.0
Thereafter	2,012.9
Total debt maturities	€ 4,524.7